Leases - Schedule of Operating Lease Payments (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Payments [Abstract]
2025 Finance Lease	¥ 30,068
2025 Operating Lease	2,223,594
2026 Finance Lease
2026 Operating Lease	1,423,308
2027 Finance Lease
2027 Operating Lease	535,030
2028 Finance Lease
2028 Operating Lease	544,114
2029 Finance Lease
2029 Operating Lease	424,114
2030 and thereafter, Finance Lease
2030 and thereafter, Operating Lease	890,640
Total undiscounted ease payments, Finance Lease	30,068
Total undiscounted ease payments, Operating Lease	6,040,800
Less: imputed interest, Finance Lease	(221)
Less: imputed interest, Operating Lease	(418,195)
Present value of lease liabilities, Finance Lease	29,847	¥ 140,721
Present value of lease liabilities, Operating Lease	¥ 5,622,605	¥ 6,635,874